Financial Instruments and Fair Value (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Fair Value Information
The following table summarizes the fair value information at March 31, 2019 and December 31, 2018 for contingent consideration liabilities and net investment hedge liability measured at fair value on a recurring basis in the respective balance sheet line items:

		Fair Value Measurements Using
Financial statement line item	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
March 31, 2019
Other current liabilities- contingent consideration	$(9.2)	$—	$—	$(9.2)	$(9.2)
Other noncurrent liabilities- contingent consideration	(67.7)	—	—	(67.7)	(67.7)
Other noncurrent assets/(liabilities) - cross currency interest rate contracts designated as net investment hedges	8.0	—	8.0	—	8.0
December 31, 2018
Other current liabilities- contingent consideration	$(5.1)	$—	$—	$(5.1)	$(5.1)
Other noncurrent liabilities- contingent consideration	(69.0)	—	—	(69.0)	(69.0)
Other noncurrent assets/(liabilities) - cross currency interest rate contracts designated as net investment hedges	(7.4)	—	(7.4)	—	(7.4)

The following table summarizes the fair value information at December 31, 2018 and 2017 for contingent consideration liabilities and net investment hedge liability measured at fair value on a recurring basis in the respective balance sheet line items:

		Fair Value Measurements Using
Financial statement line item	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
December 31, 2018
Other current liabilities- contingent consideration	$5.1	$—	$—	$5.1	$5.1
Other noncurrent liabilities- contingent consideration	69.0	—	—	69.0	69.0
Other noncurrent liabilities- cross currency interest rate contracts designated as net investment hedges	7.4	—	7.4	—	7.4
December 31, 2017
Other current liabilities- contingent consideration	1.3	—	—	1.3	1.3
Other noncurrent liabilities- contingent consideration	45.2	—	—	45.2	45.2